Equity Plans -Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail) - $ / shares	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Expected volatility	46.80%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0.00%
Expected term (in years)	6 years 1 month 6 days
Exercise price	$ 0.21
Rigetti Holdings Inc [Member]
Expected volatility		46.80%
Weighted-average risk-free interest rate		1.07%
Expected dividend yield		0.00%	0.00%
Expected term (in years)		6 years 1 month 6 days
Exercise price		$ 0.27	$ 0.27
Rigetti Holdings Inc [Member] | Maximum [Member]
Expected volatility			43.10%
Weighted-average risk-free interest rate			0.60%
Expected term (in years)			6 years 3 months 18 days
Rigetti Holdings Inc [Member] | Minimum [Member]
Expected volatility			41.20%
Weighted-average risk-free interest rate			0.30%
Expected term (in years)			5 years